Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 6 — LEASES

The Company leases office space in Israel pursuant to a lease agreement effective as of October 1, 2022. The lease agreement expires on September 30, 2025, with an option to extend the lease on the same terms for an additional two years. The monthly payment is approximately NIS 18 thousand (approximately $5 thousand).

Fort leases two warehouse facilities in the UK. The first lease agreement expired on February 23, 2025, but Fort continues to occupy the premises by mutual agreement with the lessors, until a new negotiated agreement is signed. The annual rent as of December 31, 2024, was £30 thousand (approximately $32), paid quarterly. The second warehouse which Fort leases under a lease agreement effective as July 1, 2024, for a fixed five-year term with no early termination option. The annual rent as of December 31, 2024, was £52 thousand (approximately $63 thousand), paid monthly. There is no option for further extension.

As of December 31, 2024, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $292 thousand and $288 thousand, respectively.

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable.

Supplemental weighted-average information for leases was as follows:

	December 31,
	2024	2023
	U.S. dollars in thousands
Weighted-average remaining lease term	3.97 years	1.51 years
Weighted-average discount rate	8.25%	10%

Future lease payments under operating leases as of December 31, 2024, were as follows:

2025		$108
2026		65
2027		65
2028		65
2029		33
	$
Total future operating lease payments		$336
Less: imputed interest		$(48)
Present value of lease liability		$288